Summary of Current Replacement Cost of Derivatives by Sector (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 305,114	$ 252,510
Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	22,550	8,824
Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	6,206	3,249
Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	11,639	1,582
Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	4,705	3,993
Canada [member] | Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	13,761	6,553
Canada [member] | Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	5,636	2,962
Canada [member] | Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	6,185	1,389
Canada [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	1,940	2,202
United States [member] | Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	822	1,305
United States [member] | Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	19	64
United States [member] | Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	66	13
United States [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	737	1,228
Other international [member] | Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	7,967	966
Other international [member] | Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	551	223
Other international [member] | Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	5,388	180
Other international [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 2,028	$ 563